UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:  811-4098

Name of Registrant: VANGUARD CHESTER FUNDS

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: September 30th

Date of reporting period: December 31, 2011

Item 1: Schedule of Investments

Vanguard PRIMECAP Fund

Schedule of Investments
As of December 31, 2011

		Market
		Value
	Shares	($000)
Common Stocks (99.2%)
Consumer Discretionary (8.6%)
* DIRECTV Class A	14,043,062	600,481
1 Whirlpool Corp.	5,900,000	279,955
* Amazon.com Inc.	1,570,000	271,767
TJX Cos. Inc.	3,450,000	222,697
Walt Disney Co.	5,310,000	199,125
Sony Corp. ADR	9,750,000	175,890
* Bed Bath & Beyond Inc.	2,900,975	168,170
Carnival Corp.	4,481,500	146,276
Limited Brands Inc.	3,590,093	144,860
Mattel Inc.	4,200,000	116,592
Lowe's Cos. Inc.	1,000,000	25,380
Kohl's Corp.	240,000	11,844
Ross Stores Inc.	6,200	295
		2,363,332
Consumer Staples (1.2%)
Costco Wholesale Corp.	2,825,000	235,379
Procter & Gamble Co.	510,000	34,022
CVS Caremark Corp.	650,000	26,507
Kellogg Co.	500,000	25,285
PepsiCo Inc.	169,000	11,213
Kraft Foods Inc.	40,000	1,495
		333,901
Energy (7.0%)
Noble Energy Inc.	6,146,500	580,168
EOG Resources Inc.	3,816,000	375,914
Schlumberger Ltd.	3,682,200	251,531
Hess Corp.	3,850,000	218,680
Petroleo Brasileiro SA ADR Type A	5,873,800	137,976
Peabody Energy Corp.	3,600,000	119,196
National Oilwell Varco Inc.	1,038,000	70,574
Cenovus Energy Inc.	1,994,476	66,217
Encana Corp.	2,400,000	44,472
* Southwestern Energy Co.	1,150,000	36,731
Petroleo Brasileiro SA ADR	500,000	12,425
Transocean Ltd.	250,000	9,597
Noble Corp.	200,000	6,044
		1,929,525
Financials (4.3%)
Marsh & McLennan Cos. Inc.	17,330,300	547,984
Charles Schwab Corp.	20,675,100	232,802
* Berkshire Hathaway Inc. Class B	2,400,000	183,120
Chubb Corp.	2,550,000	176,511
Progressive Corp.	1,300,000	25,363
Wells Fargo & Co.	600,000	16,536
Weyerhaeuser Co.	365,000	6,814
American Express Co.	80,100	3,778
		1,192,908

Health Care (27.3%)
	Amgen Inc.	22,614,000	1,452,045
*	Biogen Idec Inc.	12,104,500	1,332,100
	Eli Lilly & Co.	26,133,000	1,086,088
	Roche Holding AG	5,701,400	964,211
	Novartis AG ADR	15,673,465	896,052
	Medtronic Inc.	21,681,652	829,323
	Johnson & Johnson	5,272,900	345,797
	GlaxoSmithKline plc ADR	4,925,000	224,728
*	Life Technologies Corp.	5,626,300	218,919
*	Boston Scientific Corp.	31,731,760	169,448
	Abbott Laboratories	375,000	21,086
			7,539,797
Industrials (15.4%)
	FedEx Corp.	12,442,470	1,039,071
	CH Robinson Worldwide Inc.	8,201,000	572,266
	Honeywell International Inc.	8,510,000	462,518
	Southwest Airlines Co.	34,521,300	295,502
	Caterpillar Inc.	3,179,300	288,045
	United Parcel Service Inc. Class B	3,726,700	272,757
	Boeing Co.	3,050,000	223,717
	Union Pacific Corp.	2,084,700	220,853
*,1 Alaska Air Group Inc.		2,400,000	180,216
	Deere & Co.	1,961,500	151,722
^	Canadian Pacific Railway Ltd.	2,041,800	138,169
	European Aeronautic Defence and Space Co. NV	4,189,900	130,471
	Donaldson Co. Inc.	1,600,000	108,928
	Expeditors International of Washington Inc.	1,680,000	68,813
	PACCAR Inc.	1,000,000	37,470
	Granite Construction Inc.	1,440,000	34,157
	Pall Corp.	205,000	11,716
	Norfolk Southern Corp.	35,100	2,557
	Rockwell Automation Inc.	25,000	1,834
			4,240,782
Information Technology (30.4%)
*	Google Inc. Class A	1,746,625	1,128,145
	Texas Instruments Inc.	33,381,900	971,747
	Microsoft Corp.	31,485,800	817,371
	Oracle Corp.	28,432,700	729,299
*	Adobe Systems Inc.	24,440,000	690,919
	Intuit Inc.	12,975,000	682,355
	Qualcomm Inc.	9,899,600	541,508
	Intel Corp.	12,400,000	300,700
*	NVIDIA Corp.	15,500,000	214,830
*	EMC Corp.	9,572,800	206,198
	Hewlett-Packard Co.	8,000,000	206,080
*	Symantec Corp.	12,009,200	187,944
	Corning Inc.	14,145,130	183,604
	Accenture plc Class A	3,425,800	182,355
	Telefonaktiebolaget LM Ericsson ADR	17,108,914	173,313
*	Research In Motion Ltd.	10,438,600	151,360
	KLA-Tencor Corp.	3,010,000	145,233
1	Plantronics Inc.	3,701,500	131,921
*	Micron Technology Inc.	20,000,000	125,800
	Visa Inc. Class A	1,193,070	121,132
	Applied Materials Inc.	8,024,600	85,944

Motorola Solutions Inc.		1,834,000	84,896
* Motorola Mobility Holdings Inc.		1,608,750	62,420
Activision Blizzard Inc.		4,414,200	54,383
ASML Holding NV		928,056	38,784
Cisco Systems Inc.		1,575,000	28,476
* eBay Inc.		800,000	24,264
* Entegris Inc.		2,583,472	22,541
* Apple Inc.		50,000	20,250
* Rambus Inc.		2,000,000	15,100
Altera Corp.		400,000	14,840
Analog Devices Inc.		350,000	12,523
* Dell Inc.		700,000	10,241
* NetApp Inc.		246,000	8,922
Mastercard Inc. Class A		6,500	2,423
			8,377,821
Materials (4.6%)
Potash Corp. of Saskatchewan Inc.		15,589,300	643,526
Monsanto Co.		6,296,860	441,221
Domtar Corp.		1,000,000	79,960
Praxair Inc.		485,000	51,846
Freeport-McMoRan Copper & Gold Inc.		1,200,000	44,148
Vulcan Materials Co.		350,000	13,773
			1,274,474
Telecommunication Services (0.0%)
* Sprint Nextel Corp.		146,300	342

Utilities (0.4%)
* AES Corp.		4,983,000	58,999
Public Service Enterprise Group Inc.		856,000	28,257
NextEra Energy Inc.		179,440	10,924
			98,180
Total Common Stocks (Cost $18,846,238)			27,351,062
			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (1.6%)
Money Market Fund (1.6%)
[2,3] Vanguard Market Liquidity Fund (Cost
$447,688)	0.110%	447,687,693	447,688

Total Investments (100.8%) (Cost $19,293,926)			27,798,750
Other Assets and Liabilities-Net (-0.8%)[3]			(227,471)
Net Assets (100%)			27,571,279

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $131,212,000.
1 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $129,913,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.

PRIMECAP Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of December 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	26,256,380	1,094,682	—
Temporary Cash Investments	447,688	—	—
Total	26,704,068	1,094,682	—

D. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of these companies were as follows:

PRIMECAP Fund

			Current Period Transactions
			Proceeds
	Sep. 30, 2011		from		Dec. 31, 2011
	Market	Purchases	Securities	Dividend	Market
	Value	at Cost	Sold	Income	Value
	($000)	($000)	($000)	($000)	($000)
Alaska Air Group Inc.	135,096	—	—	—	180,216
Plantronics Inc.	105,308	—	—	185	131,921
Whirlpool Corp.	294,469	—	—	2,950	279,955
Biogen Idec. Inc.	1,146,164	—	20,041	—	NA1
	1,681,037			3,135	592,092

1 Not applicable — At December 31, 2011, the security was still held, but the issuer was no longer an affiliated company of the fund.

E. At December 31, 2011, the cost of investment securities for tax purposes was $19,293,926,000. Net unrealized appreciation of investment securities for tax purposes was $8,504,824,000, consisting of unrealized gains of $10,506,664,000 on securities that had risen in value since their purchase and $2,001,840,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Target Retirement Income Fund

Schedule of Investments
As of December 31, 2011

		Market
		Value
	Shares	($000)
Investment Companies (100.1%)
U.S. Stock Fund (21.1%)
Vanguard Total Stock Market Index Fund Investor Shares	36,542,550	1,143,416

International Stock Fund (9.0%)
Vanguard Total International Stock Index Fund Investor Shares	37,167,422	485,407

Bond Funds (65.0%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	224,324,271	2,438,405
Vanguard Inflation-Protected Securities Fund Investor Shares	75,939,802	1,071,511
		3,509,916
Money Market Funds (5.0%)
Vanguard Prime Money Market Fund Investor Shares	263,705	263,705
1 Vanguard Market Liquidity Fund, 0.110%	7,119,167	7,119
		270,824
Total Investment Companies (Cost $5,119,612)		5,409,563
Other Assets and Liabilities-Net (-0.1%)		(7,131)
Net Assets (100%)		5,402,432

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At December 31, 2011, 100% of the market value of the fund's investments was based on Level 1 inputs.

C. At December 31, 2011, the cost of investment securities for tax purposes was $5,119,612,000. Net unrealized appreciation of investment securities for tax purposes was $289,951,000, consisting of unrealized gains of $360,552,000 on securities that had risen in value since their purchase and $70,601,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Target Retirement 2005 Fund

Schedule of Investments
As of December 31, 2011

		Market
		Value
	Shares	($000)
Investment Companies (100.4%)
U.S. Stock Fund (22.2%)
Vanguard Total Stock Market Index Fund Investor Shares	16,313,678	510,455

International Stock Fund (9.3%)
Vanguard Total International Stock Index Fund Investor Shares	16,372,907	213,830

Bond Funds (64.3%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	95,042,224	1,033,109
Vanguard Inflation-Protected Securities Fund Investor Shares	31,606,949	445,974
		1,479,083
Money Market Fund (4.6%)
Vanguard Prime Money Market Fund Investor Shares		106,346

Total Investment Companies (Cost $2,136,964)		2,309,714
Other Assets and Liabilities-Net (-0.4%)		(8,390)
Net Assets (100%)		2,301,324

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At December 31, 2011, 100% of the market value of the fund's investments was based on Level 1 inputs.

C. At December 31, 2011, the cost of investment securities for tax purposes was $2,136,964,000. Net unrealized appreciation of investment securities for tax purposes was $172,750,000, consisting of unrealized gains of $206,057,000 on securities that had risen in value since their purchase and $33,307,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Target Retirement 2010 Fund

Schedule of Investments
As of December 31, 2011

		Market
		Value
	Shares	($000)
Investment Companies (100.3%)
U.S. Stock Fund (32.3%)
Vanguard Total Stock Market Index Fund Investor Shares	52,932,176	1,656,248

International Stock Fund (13.3%)
Vanguard Total International Stock Index Fund Investor Shares	52,463,197	685,169

Bond Funds (53.6%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	195,356,802	2,123,528
Vanguard Inflation-Protected Securities Fund Investor Shares	44,333,005	625,539
		2,749,067
Money Market Funds (1.1%)
Vanguard Prime Money Market Fund Investor Shares	52,819,669	52,820
1 Vanguard Market Liquidity Fund, 0.110%	2,248,350	2,248
		55,068
Total Investment Companies (Cost $4,942,393)		5,145,552
Other Assets and Liabilities-Net (-0.3%)		(13,725)
Net Assets (100%)		5,131,827

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At December 31, 2011, 100% of the market value of the fund's investments was based on Level 1 inputs.

C. At December 31, 2011, the cost of investment securities for tax purposes was $4,942,393,000. Net unrealized appreciation of investment securities for tax purposes was $203,159,000, consisting of unrealized gains of $311,639,000 on securities that had risen in value since their purchase and $108,480,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Target Retirement 2015 Fund

Schedule of Investments
As of December 31, 2011

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (40.3%)
Vanguard Total Stock Market Index Fund Investor Shares	185,237,430	5,796,079

International Stock Fund (16.7%)
Vanguard Total International Stock Index Fund Investor Shares	184,478,035	2,409,283

Bond Funds (43.0%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	530,688,830	5,768,588
Vanguard Inflation-Protected Securities Fund Investor Shares	30,006,335	423,389
		6,191,977
Total Investment Companies (Cost $13,711,150)		14,397,339
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund, 0.110% (Cost $6,658)	6,657,698	6,658

Total Investments (100.1%) (Cost $13,717,808)		14,403,997
Other Assets and Liabilities-Net (-0.1%)		(10,351)
Net Assets (100%)		14,393,646

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At December 31, 2011, 100% of the market value of the fund's investments was based on Level 1 inputs.

At December 31, 2011, the cost of investment securities for tax purposes was $13,717,808,000. Net unrealized appreciation of investment securities for tax purposes was $686,189,000, consisting of unrealized gains of $1,073,356,000 on securities that had risen in value since their purchase and $387,167,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Target Retirement 2020 Fund

Schedule of Investments
As of December 31, 2011

		Market
		Value
	Shares	($000)
Investment Companies (100.1%)
U.S. Stock Fund (45.7%)
Vanguard Total Stock Market Index Fund Investor Shares	179,487,737	5,616,171

International Stock Fund (19.2%)
Vanguard Total International Stock Index Fund Investor Shares	180,312,571	2,354,882

Bond Fund (35.2%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	398,221,206	4,328,665

Total Investment Companies (Cost $11,898,792)		12,299,718
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund, 0.110% (Cost $6,912)	6,912,009	6,912

Total Investments (100.2%) (Cost $11,905,704)		12,306,630
Other Assets and Liabilities-Net (-0.2%)		(18,855)
Net Assets (100%)		12,287,775

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At December 31, 2011, 100% of the market value of the fund's investments was based on Level 1 inputs.

C. At December 31, 2011, the cost of investment securities for tax purposes was $11,905,704,000. Net unrealized appreciation of investment securities for tax purposes was $400,926,000, consisting of unrealized gains of $777,431,000 on securities that had risen in value since their purchase and $376,505,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Target Retirement 2025 Fund

Schedule of Investments
As of December 31, 2011

		Market
		Value
	Shares	($000)
Investment Companies (99.9%)
U.S. Stock Fund (51.2%)
Vanguard Total Stock Market Index Fund Investor Shares	267,852,574	8,381,107

International Stock Fund (21.2%)
Vanguard Total International Stock Index Fund Investor Shares	266,146,772	3,475,877

Bond Fund (27.5%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	413,179,945	4,491,266

Total Investment Companies (Cost $15,705,677)		16,348,250
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund, 0.110% (Cost $10,190)	10,190,209	10,190

Total Investments (100.0%) (Cost $15,715,867)		16,358,440
Other Assets and Liabilities-Net (0.0%)		(1,014)
Net Assets (100%)		16,357,426

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At December 31, 2011, 100% of the market value of the fund's investments was based on Level 1 inputs.

C. At December 31, 2011, the cost of investment securities for tax purposes was $15,715,867,000. Net unrealized appreciation of investment securities for tax purposes was $642,573,000, consisting of unrealized gains of $1,218,403,000 on securities that had risen in value since their purchase and $575,830,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Target Retirement 2030 Fund

Schedule of Investments
As of December 31, 2011

		Market
		Value
	Shares	($000)
Investment Companies (99.9%)
U.S. Stock Fund (55.9%)
Vanguard Total Stock Market Index Fund Investor Shares	167,854,156	5,252,157

International Stock Fund (23.8%)
Vanguard Total International Stock Index Fund Investor Shares	170,912,106	2,232,112

Bond Fund (20.2%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	175,002,443	1,902,277

Total Investment Companies (Cost $9,099,238)		9,386,546
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund, 0.110% (Cost $7,239)	7,239,361	7,239

Total Investments (100.0%) (Cost $9,106,477)		9,393,785
Other Assets and Liabilities-Net (0.0%)		(1,450)
Net Assets (100%)		9,392,335

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At December 31, 2011, 100% of the market value of the fund's investments was based on Level 1 inputs.

C. At December 31, 2011, the cost of investment securities for tax purposes was $9,106,477,000. Net unrealized appreciation of investment securities for tax purposes was $287,308,000, consisting of unrealized gains of $648,596,000 on securities that had risen in value since their purchase and $361,288,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Target Retirement 2035 Fund

Schedule of Investments
As of December 31, 2011

		Market
		Value
	Shares	($000)
Investment Companies (99.9%)
U.S. Stock Fund (61.6%)
Vanguard Total Stock Market Index Fund Investor Shares	223,772,947	7,001,855

International Stock Fund (26.0%)
Vanguard Total International Stock Index Fund Investor Shares	225,668,131	2,947,226

Bond Fund (12.3%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	128,841,080	1,400,503

Total Investment Companies (Cost $10,987,075)		11,349,584
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund, 0.110% (Cost $6,068)	6,067,959	6,068

Total Investments (100.0%) (Cost $10,993,143)		11,355,652
Other Assets and Liabilities-Net (0.0%)		5,554
Net Assets (100%)		11,361,206

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At December 31, 2011, 100% of the market value of the fund's investments was based on Level 1 inputs.

C. At December 31, 2011, the cost of investment securities for tax purposes was $10,993,143,000. Net unrealized appreciation of investment securities for tax purposes was $362,509,000, consisting of unrealized gains of $855,429,000 on securities that had risen in value since their purchase and $492,920,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Target Retirement 2040 Fund

Schedule of Investments
As of December 31, 2011

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (62.8%)
Vanguard Total Stock Market Index Fund Investor Shares	115,568,775	3,616,147

International Stock Fund (27.1%)
Vanguard Total International Stock Index Fund Investor Shares	119,611,232	1,562,123

Bond Fund (10.1%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	53,677,009	583,469

Total Investment Companies (Cost $5,566,659)		5,761,739
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund, 0.110% (Cost $4,685)	4,685,240	4,685

Total Investments (100.1%) (Cost $5,571,344)		5,766,424
Other Assets and Liabilities-Net (-0.1%)		(7,979)
Net Assets (100%)		5,758,445

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At December 31, 2011, 100% of the market value of the fund's investments was based on Level 1 inputs.

C. At December 31, 2011, the cost of investment securities for tax purposes was $5,571,344,000. Net unrealized appreciation of investment securities for tax purposes was $195,080,000, consisting of unrealized gains of $443,595,000 on securities that had risen in value since their purchase and $248,515,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Target Retirement 2045 Fund

Schedule of Investments
As of December 31, 2011

		Market
		Value
	Shares	($000)
Investment Companies (99.9%)
U.S. Stock Fund (62.9%)
Vanguard Total Stock Market Index Fund Investor Shares	128,112,324	4,008,634

International Stock Fund (26.9%)
Vanguard Total International Stock Index Fund Investor Shares	131,152,312	1,712,849

Bond Fund (10.1%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	59,249,669	644,044

Total Investment Companies (Cost $6,158,428)		6,365,527
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund, 0.110% (Cost $4,979)	4,978,622	4,979

Total Investments (100.0%) (Cost $6,163,407)		6,370,506
Other Assets and Liabilities-Net (0.0%)		1,306
Net Assets (100%)		6,371,812

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At December 31, 2011, 100% of the market value of the fund's investments was based on Level 1 inputs.

C. At December 31, 2011, the cost of investment securities for tax purposes was $6,163,407,000. Net unrealized appreciation of investment securities for tax purposes was $207,099,000, consisting of unrealized gains of $490,421,000 on securities that had risen in value since their purchase and $283,322,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Target Retirement 2050 Fund

Schedule of Investments
As of December 31, 2011

		Market
		Value
	Shares	($000)
Investment Companies (99.7%)
U.S. Stock Fund (62.6%)
Vanguard Total Stock Market Index Fund Investor Shares	48,351,971	1,512,933

International Stock Fund (27.1%)
Vanguard Total International Stock Index Fund Investor Shares	50,086,032	654,123

Bond Fund (10.0%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	22,214,131	241,468

Total Investment Companies (Cost $2,312,745)		2,408,524
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund, 0.110% (Cost $1,522)	1,521,810	1,522

Total Investments (99.8%) (Cost $2,314,267)		2,410,046
Other Assets and Liabilities-Net (0.2%)		4,618
Net Assets (100%)		2,414,664

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At December 31, 2011, 100% of the market value of the fund's investments was based on Level 1 inputs.

C. At December 31, 2011, the cost of investment securities for tax purposes was $2,314,267,000. Net unrealized appreciation of investment securities for tax purposes was $95,779,000, consisting of unrealized gains of $197,463,000 on securities that had risen in value since their purchase and $101,684,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Target Retirement 2055 Fund

Schedule of Investments
As of December 31, 2011

		Market
		Value
	Shares	($000)
Investment Companies (99.3%)
U.S. Stock Fund (62.4%)
Vanguard Total Stock Market Index Fund Investor Shares	3,331,960	104,257

International Stock Fund (26.9%)
Vanguard Total International Stock Index Fund Investor Shares	3,440,662	44,935

Bond Fund (10.0%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	1,543,251	16,775

Total Investment Companies (Cost $172,391)		165,967
Temporary Cash Investment (0.2%)
Money Market Fund (0.2%)
1 Vanguard Market Liquidity Fund, 0.110% (Cost $315)	314,540	315

Total Investments (99.5%) (Cost $172,706)		166,282
Other Assets and Liabilities-Net (0.5%)		788
Net Assets (100%)		167,070

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At December 31, 2011, 100% of the market value of the fund's investments was based on Level 1 inputs.

C. At December 31, 2011, the cost of investment securities for tax purposes was $172,706,000. Net unrealized depreciation of investment securities for tax purposes was $6,424,000, consisting of unrealized gains of $336,000 on securities that had risen in value since their purchase and $6,760,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD CHESTER FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: February 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CHESTER FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: February 21, 2012

VANGUARD CHESTER FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: February 21, 2012

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on November 28, 2011, see file Number 33-23444, Incorporated by Reference.